Business Combinations and Asset Acquisitions (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 29, 2022 USD ($)
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 5,783
Goodwill			$ 37,308	$ 40,308
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt					$ 44,519
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease					(11,063)
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		4,900
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel			15	10
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed		4,900
Business Acquisition, Pro Forma Revenue		757,140
Business Acquisition, Pro Forma Net Income (Loss)		246,657
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		4,900
Payments for Previous Acquisition	$ 3,000
Number of vessels | vessel			15	10
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed		4,900
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		4,900
Evergas
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					13,971
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets					1,332
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other					10,977
Business Combination, Recognized Identifiable Assets Acquired and Liabilities, Finance Lease, Right-of Use Asset					680,564
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets					15,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets					7,794
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					24,810
Goodwill					5,467
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable					(3,914)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other					(7,949)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue					(11,102)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt					421,015
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease					9,956
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other					$ 9,002
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		241,431
Payments to Acquire Businesses, Gross		238,400
Line of Credit Assumed		180,000
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Payments to Acquire Businesses, Gross		238,400
Line of Credit Assumed		180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		241,431
Line of Credit Assumed		180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		$ 241,431
Natural Gas Liquid Segment
Asset Acquisition [Line Items]
Goodwill			$ 5,387	$ 8,387
Weighted-average amortization period of intangible assets consisted of time-charter contracts		4 years 8 months 12 days	4 years 8 months 12 days	4 years 8 months 12 days
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel			40
Number of vessels | vessel			40
Natural Gas Liquid Segment | Evergas
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel		2
Number of vessels | vessel		2
Evergas
Asset Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
LPG Carriers [Member] | Evergas
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels chartered in | vessel		6
Number of vessels chartered in | vessel		6
NGL Carriers
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel			10	10
Number of vessels | vessel			10	10
NGL Carriers | Evergas
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel		8
Number of vessels | vessel		8